Cover	Aug. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2022
Entity File Number	000-56151
Entity Registrant Name	One World Products, Inc.
Entity Central Index Key	0001622244
Entity Tax Identification Number	61-1744826
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3471 West Oquendo Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(800)
Local Phone Number	605-3201
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false